Warrants Presented at Fair Value	12 Months Ended
Dec. 31, 2017
Warrants Presented at Fair Value [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 11:-	WARRANTS PRESENTED AT FAIR VALUE

The Company’s outstanding warrants classified as a liability as of December 31, 2017 are as follows:

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

1,016,668	$1.50		2014	2019	$210,576	(****)
743,372	$1.50		2014	2019	154,041	(****)
120,000	$0.92	(*)	2014	(**)	37,155	(****)
296,813	$1.50		2015	2020	87,560	Refer to Note 11a1
374,001	$1.50		2016	2021	144,930	Refer to Note 11a2
905,555	$1.20		2017	2022	478,642	Refer to Note 8e
333,333	$1.50		2017	2022	162,624	Refer to Note 11a8
53,333	$1.50		2017	2022	24,344	Refer to Note 11a4
50,000	$1.50		2017	2022	22,998	Refer to Note 8b
33,332	$1.20		2017	2022	17,598	Refer to Note 8c
33,332	$1.00		2017	2022	18,984	Refer to Note 8c
675,926	(***)		2017	2022	675,926	Refer to Note 3

4,635,665					$2,035,378

(*)	Subject to changes as describe in the agreement.
(**)	M&A or qualified IPO as described in the agreement.
(***)	Less than $0.01.
(****)	Issued in connection with 2014 financing rounds.